Derivative financial instruments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Breakdown of fair value amount of derivative financial instruments [Abstract]
Gain (loss) on cash flow hedges	$ (17,991)	$ 31,473
Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	113,548		$ 97,381
Liabilities	$ 6,454		16,847
Interest Rate Derivatives [Member] | Euros [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Percent of notional amount of debt hedged in next 12 months	100.00%
Percentage of notional amount of debt hedged in year two	75.00%
Interest Rate Derivatives [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	$ 109,938		94,192
Liabilities	5,523		12,159
Gain (loss) on cash flow hedges	18,000	$ (31,500)
After-tax result accumulated in equity	357,500		345,600
Foreign Exchange Derivative Instruments [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	3,610		3,189
Liabilities	0		0
Notes Conversion Option [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	0		0
Liabilities	$ 931		$ 4,688